Annual Total Returns [BarChart] - First Trust Dorsey Wright Momentum and Low Volatility ETF - First Trust Dorsey Wright Momentum and Low Volatility ETF	Nov. 15, 2021
Bar Chart Table:
2019	25.80%
2020	10.96%